TRADE PAYABLES AND OTHER CURRENT LIABILITIES (Details 1) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Notes and other explanatory information [abstract]
Accrued salaries	€ 1,372	€ 1,874	€ 640
Current tax liabilities	5,478	5,756	2,501
Others	6	55	70
Total	€ 6,856	€ 7,685	€ 3,211